Segment Information	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Segment Information

Note 14. Segment Information

The Company’s Chief Executive Officer has been identified as the chief operating decision maker (“CODM”). The CODM reviews financial information on a consolidated basis for purposes of assessing performance, allocating resources, and making operating decisions. Accordingly, management has determined that the Company operates as one reportable segment.

The CODM primarily evaluates performance using consolidated net loss, cash flows, and liquidity measures. The CODM also reviews significant segment expenses that are regularly provided to the CODM, as presented in the table below to manage liquidity and assess progress against the Company’s operating plan. Total segment assets are consistent with total assets reported in the unaudited condensed consolidated balance sheets. The CODM also monitors the fair market value of the Company’s Bitcoin holdings in evaluating capital allocation and treasury management strategy.

Because the Company is focused on executing its growth strategy and is not currently generating significant revenue, resource allocation decisions are primarily based on liquidity management, operating expenditure, and capital allocation priorities.

The following table sets forth the Company’s significant segment expenses (in thousands):

	Three Months Ended	Six Months Ended	Period from June 10, 2025 (Inception) through
	June 30, 2026	June 30, 2026	June 30, 2025

Revenue	$37	$38	$-

Operating Expenses
Payroll expenses	1,674	2,683	-
One-time bonus	5,000	5,000	-
Depreciation and amortization	1,210	1,249
Other operating expenses(1)	3,420	6,624	8
Stock-based compensation	3,723	7,263	-

Total Operating Expenses	15,027	22,819	8
Operating Loss	(14,990)	(22,781)	(8)
Other Income (expense)
Unrealized (loss) gain on digital assets	(49,362)	(154,829)	14,296
Realized loss on digital assets	(2,676)	(2,676)	-
Change in fair value of convertible notes conversion feature	109	946	-
Realized loss on put option liability	-	(914)	-
Gain on extinguishment of debt	-	5,933	-
Interest and dividend income	128	871	-
Interest expense	(760)	(1,860)	-
Change in fair value of derivative liability	-	-	10,330
Other (expenses) income, net	(52,561)	(152,529)	24,626

Net (Loss) Income Before Taxes	(67,551)	(175,310)	24,618

Income tax benefit	(2,504)	(2,504)	-

Net (Loss) Income	(65,047)	(172,806)	24,618

(1)	Includes other operating expenses such as professional fees, insurance, rent, and utility expenses.

Note 16. Segment Information

ASC Topic 280, “Segment Reporting,” establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise that engage in business activities from which it may recognize revenues and incur expenses, and for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker, or group, in deciding how to allocate resources and assess performance.

The Company’s chief operating officer decision maker (“CODM”) has been identified as the Chief Executive Officer, who uses cash flows as the primary measure to manage the business and does not segment the business for internal reporting or decision making. Accordingly, management has determined that there is only one reportable segment.

Additionally, the CODM reviews the fair market value of Bitcoin to measure and monitor value and determine the most effective strategy of investment.

As of December 31, 2025
Digital Assets	$441,791,316

The CODM assesses performance for the single segment and decides how to allocate resources based on net loss that also is reported on the consolidated statements of operations as net loss. As the Company is in the start-up phase, the CODM currently reviews general and administrative expenses to manage and forecast cash to ensure enough capital is available to achieve its business plan over the short-term period (ie less than a year). The CODM also reviews general and administrative costs to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget. General and administrative costs, as reported on the consolidated statement of operations, are the significant segment expenses provided to the CODM on a regular basis.

For the period from June 17, 2025 (inception) to
December 31, 2025
General and administrative	$7,630,335